Income taxes	12 Months Ended
Dec. 31, 2021
Income taxes
Income taxes

33 Income taxes

(€ million)	2021	2020	2019
Current taxes:
- Italian subsidiaries	439	199	347
- subsidiaries of the Exploration & Production segment - outside Italy	3,609	1,517	4,729
- other subsidiaries - outside Italy	157	84	152
	4,205	1,800	5,228
Net deferred taxes:
- Italian subsidiaries	(45)	672	599
- subsidiaries of the Exploration & Production segment - outside Italy	552	73	(172)
- other subsidiaries - outside Italy	133	105	(64)
	640	850	363
	4,845	2,650	5,591

Current income taxes payable by Italian subsidiaries include foreign taxes for €214 million and the effect of the additional Corporate tax as per Law 7/2009 for €97 million.

The reconciliation between the statutory tax charge calculated by applying the Italian statutory tax rate of 24%(same amount in 2020 and 2019) and the effective tax charge is the following:

(€ million)	2021	2020	2019
Profit (loss) before taxation	10,685	(5,978)	5,746
Tax rate (IRES) (%)	24.0	24.0	24.0
Statutory corporation tax charge (credit) on profit or loss	2,564	(1,435)	1,379
Increase (decrease) resulting from:
- higher tax charges related to subsidiaries outside Italy	2,301	1,980	2,934
- effect of the valuation of the investments under the equity method	180	97	9
- Italian regional income tax (IRAP)	140	107	25
- effect additional tax law no 7/2009	97	—	—
- impact pursuant to foreign tax effects of italian entities	108	108	105
- tax effects related to previous years	52	(30)	147
- effect due to the tax regime provided for intercompany dividends	54	96	65
- impact pursuant to the write-down of deferred tax assets	(666)	1,785	938
- other adjustments	15	(58)	(11)
	2,281	4,085	4,212
Effective tax charge	4,845	2,650	5,591

The higher tax charges at non-Italian subsidiaries related to the Exploration & Production segment for €2,040 million (€1,777 million and €2,934 million in 2020 and in 2019, respectively).

In 2020, the Group incurred income taxes, despite a pre-tax loss of €5,978 million, due to the economic crisis caused by the COVID-19 having an enduring impact on the hydrocarbons demand and by the revision of the long-term prices and of future cash flows in Eni's activities. The lower projections of future taxable income had two impacts: the recognition of tax charges due to a write-down of deferred tax assets and a reduced capacity to recognize deferred taxes on the losses of the period.